CONTRACT BALANCES (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
CONTRACT BALANCES
Customer deposits	$ 787,112	$ 3,131,916
Customer deposits - related parties	0	3,358,897
Deferred Revenue	$ 787,112	$ 6,490,813